Consolidated Statements of Profit or Loss and Other Comprehensive Loss	12 Months Ended
	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2025 SGD ($) $ / shares shares	Dec. 31, 2024 SGD ($) $ / shares shares	Dec. 31, 2023 SGD ($) $ / shares shares
Profit or loss [abstract]
Revenue	$ 252,265	$ 324,387	$ 69,501
Other operating income	528,592	679,716	784,061	803,904
Other (losses)/gains including fair value changes on financial instruments - net	109,120	140,318	297,545	(492,910)
Lab consumables and cord-blood banking expenses	(52,875)	(67,992)	(17,121)
Research expenses	(1,724,469)	(2,217,495)	(1,909,519)	(1,589,693)
Depreciation of property, plant and equipment	(153,119)	(196,896)	(109,842)	(101,866)
Amortization of intangible assets	(23,252)	(29,900)	(12,557)	(2,187)
Employee benefits expenses	(723,667)	(930,564)	(619,327)	(454,143)
Finance expenses	(16,258)	(20,906)	(20,313)	(51,282)
Other expenses	(1,299,179)	(1,670,613)	(998,054)	(2,213,142)
Share of results of associate	(4,970)	(6,391)	13,765	(31,198)
Loss before income tax	(3,107,812)	(3,996,336)	(2,521,861)	(4,132,517)
Income tax expense				(653)
Loss for the year	(3,107,812)	(3,996,336)	(2,521,861)	(4,133,170)
Other comprehensive (loss)/income:
Foreign currency translation (loss)/gain	102,675	132,030	163,645	(89,918)
Total comprehensive loss for the year	(3,005,137)	(3,864,306)	(2,358,216)	(4,223,088)
Loss attributable to:
Equity holders of the Company	(3,095,463)	(3,980,457)	(2,516,698)	(4,132,896)
Non-controlling interests	(12,349)	(15,879)	(5,163)	(274)
Total	(3,107,812)	(3,996,336)	(2,521,861)	(4,133,170)
Total comprehensive loss attributable to:
Equity holders of the Company	(2,992,788)	(3,848,427)	(2,353,053)	(4,222,814)
Non-controlling interests	(12,349)	(15,879)	(5,163)	(274)
Total	$ (3,005,137)	$ (3,864,306)	$ (2,358,216)	$ (4,223,088)
Loss per share attributable to equity holders of the Company:
Basic | (per share)	$ (0.27)	$ (0.34)	$ (0.22)	$ (0.39)
Diluted | (per share)	$ (0.27)	$ (0.34)	$ (0.22)	$ (0.39)
Weighted average number of ordinary shares used in computing loss per share
Basic	11,647,225	11,647,225	11,539,834	10,630,344
Diluted	11,647,225	11,647,225	11,539,834	10,630,344